Intangible Assets - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Financing charges related to intangible assets under development	1	3
Amortization expense for intangible assets, 2015	53
Amortization expense for intangible assets, 2016	53
Amortization expense for intangible assets, 2017	53
Amortization expense for intangible assets, 2018	45
Amortization expense for intangible assets, 2019	31